CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Cash and cash equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Other investments [Abstract]
Other deposits with maturity of more than three months	$ 212,271		$ 44,529
Other investments - Current	212,271		44,529
Cash and cash equivalents [abstract]
Cash and banks	115,575		87,863
Restricted cash	69		2,216		$ 50
Short-term bank deposits	199,878		140,456
Other deposits with maturity of less than three months	204,443		20,006
Cash and cash equivalents	$ 519,965	[1]	$ 250,541	[1]	$ 337,779	[1]	$ 183,463

[1]	It includes restricted cash of $69, $2,216 and $50 as of December 31, 2019, 2018 and 2017, respectively. In addition, the Company had other investments with a maturity of more than three months for $212,271, $44,529 and $135,864 as of December 31, 2019, 2018 and 2017, respectively.